THE TORRAY FUND

THE TORRAY INSTITUTIONAL FUND

Supplement dated January 9, 2007 to the Statement of Additional Information dated May 1, 2006.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

On December 13, 2006, the Board of Trustees of The Torray Fund (the “Trust”), including a majority of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), approved an Underwriting Agreement with PFPC Distributors, Inc.

The following section supplements the information included in the sub-heading “Other Services” under the heading “Investment Manager and Other Services” found on page 10 of the Statement of Additional Information.

Underwriter. Effective January 1, 2007, PFPC Distributors, Inc. (the “Distributor”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, is the distributor of the Trust’s shares. The Distributor is a broker-dealer affiliated with the Administrator and acts as the Fund’s principal underwriter in a continuous public offering of the Trust’s shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE TORRAY FUND

Supplement dated January 9, 2007 to the Statement of Additional Information dated May 1, 2006.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

On December 13, 2006, the Board of Trustees of The Torray Fund (the “Trust”), including a majority of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), approved an Underwriting Agreement with PFPC Distributors, Inc.

The following section supplements the information included in the sub-heading “Other Services” under the heading “Investment Manager and Other Services” found on page 9 of the Statement of Additional Information.

Underwriter. Effective January 1, 2007, PFPC Distributors, Inc. (the “Distributor”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, is the distributor of the Trust’s shares. The Distributor is a broker dealer affiliated with the Administrator and acts as the Fund’s principal underwriter in a continuous public offering of the Trust’s shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2